UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22730

JNL Strategic Income Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders

Annual Report

December 31, 2013

•   JNL® Strategic Income Fund LLCSM

PPM America, Inc.

Market Summary: Relative to 2012, U.S. fixed income total return was much weaker, with Treasuries and higher quality segments producing losses and lower quality credits producing mid to high single digit returns. For example, Treasuries lost -2.75% as measured by the Barclays Capital Treasury Bond Index and investment grade corporates lost -1.53%, as measured by Barclays Capital U.S. Corporate Investment Grade Index, whereas high yield bonds and bank loans gained 7.41% and 5.29%, as measured by BofA Merrill Lynch U.S. High Yield Master II Index and S&P LSTA Index, respectively. Rising interest rates drove these differences, with higher quality bonds having less coupon and spread to offset the approximate +100 basis points ("bps") and +126 bps rise in 5- and 10-year Treasury yields that occurred, year over year.

Higher interest rates reflected the anticipation and eventual execution by the U.S. Federal Reserve ("Fed") of quantitative easing policy withdrawal. After trading below 2% for much of the year, Fed Chairman Bernanke's tapering comments in May pushed the 10-year Treasury yield to 2.74% by early August. Treasury yields rose further as the year progressed, particularly during the last quarter, on the back of better economic data and the Fed's decision in December to reduce its asset purchase program by $10 billion a month.

While higher interest rates contributed negatively to total return, credit performance was broadly positive: high yield and investment grade corporate credit spreads tightened by 27 bps and 134 bps, respectively, during the year. Contributing trends included a credit supportive level of underlying economic growth, still reasonable corporate credit metrics and the absence of a major spike in mergers and acquisitions and leveraged buyouts. Demand also generally held up well, as evidenced by falling new issue concessions and despite predictions for a "great rotation" into equity.

JNL/PPM America Strategic Income Fund

Portfolio Composition*:

Financials	22.5%
Energy	17.4
Consumer Discretionary	12.4
Materials	9.1
Industrials	6.5
U.S. Government Agency MBS	6.0
Telecommunication Services	5.9
Non-U.S. Government Agency ABS	4.9
Utilities	4.1
Health Care	3.3
Consumer Staples	2.6
Government Securities	0.3
Information Technology	0.3
Short Term Investments	4.7
Total Investments	100.0%

*Total Investments at December 31, 2013

Portfolio Manager Commentary: For the year ended December 31, 2013, JNL/PPM America Strategic Income Fund outperformed its blended benchmark by posting a return of 3.98%

for Class A shares compared to the blended return of 2.09% for the 45% Barclays Capital U.S. Aggregate Bond Index, 45% Barclays Capital U.S. Corporate High Yield Index and 10% Barclays Capital Global Aggregate Bond Index. The Fund outperformed the Barclays Capital U.S. Aggregate Bond Index and Barclays Capital Global Aggregate Bond Index, which returned -2.02% and -2.60%, respectively. The Fund underperformed the Barclays Capital U.S. Corporate High Yield Index, which returned 7.44%. The Fund also outperformed the Lipper Multi Sector Bond Funds Peer Group, which returned 2.59%, placing it in the 25th percentile of its Lipper universe.

The investment results of the Fund were positively impacted by an overweight to both high yield and investment grade corporate bonds and a corresponding underweight in Treasuries. The corporate bond market recovered from the second quarter rout that occurred as a result of Fed tapering fears. Over time, the bond market has become acclimated to the prospect of less accommodative

Fed policy and, therefore, the corporate bond market response to the actual tapering announcement in December was relatively muted. Within the corporate bond component of the Fund, high yield bonds as well as banking and metals/mining bonds were strong contributors to Fund performance.

We expect the economy to continue its moderate growth pattern in the 2 to 3% range in 2014. Also, we expect inflation to remain subdued, staying below the Fed's 2% target. Our expectation is for modestly higher rates over the next twelve months as the Fed continues to taper and the employment picture improves, albeit slowly. We expect to remain overweight in investment grade corporate bonds based on positive earnings, solid corporate balance sheets and favorable valuations, i.e. attractive yield spreads. Also, we expect to maintain an overweight to high yield for the same reasons as well as low projected default rates. However, valuations for high yield bonds are not quite as attractive as they have been which may lead us to pare back our allocation in the first half of 2014.

JNL/PPM America Strategic Income Fund

*45% of Barclays Capital U.S. Aggregate Bond Index, 45% of Barclays Capital U.S. Corporate High Yield Index, 10% of Barclays Capital Global Aggregate Bond Index

Average Annual Total Returns
1 Year	3.98%
Since Inception	4.17%
(Inception date December 3, 2012)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but not do not reflect the deduction of insurance charges.

JNL Strategic Income Fund LLC

Schedule of Investments

December 31, 2013

	Shares/Par†	Value
JNL/PPM America Strategic Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.9%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (a)	$550,000	$558,937
4.95%, 01/15/23 (a)	250,000	262,188
American Tower Trust I, 3.07%, 03/15/23 (a)	810,000	757,801
AmeriCredit Automobile Receivables Trust
4.26%, 02/08/17	32,000	33,269
1.07%, 03/08/18	302,000	300,396
Banc of America Commercial Mortgage Trust REMIC, 5.75%, 02/10/51 (b)	450,000	496,934
Capital One Multi-Asset Execution Trust, 4.90%, 12/15/17	519,000	541,860
Continental Airlines Inc. Pass-Through Certificates, 6.13%, 04/29/18	504,000	525,420
Continental Airlines Inc. Pass-Through Trust, 4.00%, 10/29/24	260,000	258,700
GS Mortgage Securities Trust REMIC, 5.62%, 11/10/39	144,000	141,024
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.71%, 02/12/49 (b)	450,000	499,631
UBS-Barclays Commercial Mortgage Trust REMIC, 2.85%, 12/10/45	833,000	775,253
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,287,006)		5,151,413

CORPORATE BONDS AND NOTES - 82.6%
CONSUMER DISCRETIONARY - 12.4%
Caesars Entertainment Operating Co. Inc., 9.00%, 02/15/20	349,000	339,402
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (a) (j)	110,000	112,475
Churchill Downs Inc., 5.38%, 12/15/21 (a)	105,000	106,838
Codere Finance Luxembourg SA, 9.25%, 02/15/19 (a)	300,000	166,500
Delphi Corp.
6.13%, 05/15/21	1,000,000	1,108,750
5.00%, 02/15/23	163,000	167,686
DISH DBS Corp.
5.88%, 07/15/22	525,000	525,000
5.00%, 03/15/23	743,000	692,847
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (a)	251,000	265,433
General Motors Co.
3.50%, 10/02/18 (a)	500,000	511,250
6.25%, 10/02/43 (a)	148,000	153,735
Glencore Funding LLC, 4.13%, 05/30/23 (a)	435,000	405,877
GLP Capital LP
4.38%, 11/01/18 (a)	100,000	102,250
5.38%, 11/01/23 (a)	100,000	98,250
Interpublic Group of Cos. Inc., 3.75%, 02/15/23	250,000	233,668
KB Home, 7.50%, 09/15/22	500,000	526,250
MGM Resorts International, 6.75%, 10/01/20	1,250,000	1,337,500
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (a) (c)	318,000	314,820
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (a) (j)	311,000	325,772
PC Nextco Holdings LLC, 8.75%, 08/15/19 (a) (j)	178,000	182,673
PVH Corp., 4.50%, 12/15/22	700,000	663,250
Quebecor Media Inc., 5.75%, 01/15/23	500,000	483,750
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	500,000	500,000
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (a) (j)	200,000	212,000
SES SA, 3.60%, 04/04/23 (a)	130,000	121,124
Shea Homes LP, 8.63%, 05/15/19	500,000	553,750
Starz LLC, 5.00%, 09/15/19	500,000	511,250
Taylor Morrison Communities Inc., 7.75%, 04/15/20 (a)	270,000	297,000
Tenneco Inc., 6.88%, 12/15/20	500,000	546,250
Toll Brothers Finance Corp., 4.00%, 12/31/18	128,000	130,240
TRW Automotive Inc.
4.50%, 03/01/21 (a)	173,000	174,730
4.45%, 12/01/23 (a)	138,000	133,860
WideOpenWest Finance LLC, 10.25%, 07/15/19	300,000	333,000
Wynn Las Vegas LLC, 7.75%, 08/15/20	550,000	617,375
		12,954,555
CONSUMER STAPLES - 2.6%
Altria Group Inc., 4.00%, 01/31/24	313,000	305,416
ConAgra Foods Inc., 4.65%, 01/25/43	173,000	158,370
Constellation Brands Inc., 4.25%, 05/01/23	100,000	93,250
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (a)	502,000	485,685
Reynolds Group Issuer Inc., 7.88%, 08/15/19	500,000	552,500
Rite Aid Corp., 10.25%, 10/15/19	400,000	448,000
SABMiller Holdings Inc., 3.75%, 01/15/22 (a)	250,000	250,578
WM Wrigley Jr. Co., 3.38%, 10/21/20 (a)	439,000	433,447
		2,727,246
ENERGY - 17.2%
Access Midstream Partners LP
5.88%, 04/15/21	100,000	106,500
4.88%, 05/15/23	650,000	627,250
Alpha Natural Resources Inc.
9.75%, 04/15/18	500,000	530,000
6.25%, 06/01/21	600,000	513,000
Arch Coal Inc.
8.00%, 01/15/19 (a)	148,000	147,630
9.88%, 06/15/19	500,000	445,000
Arch Coal Inc. Term Loan, 5.75%, 05/14/18 (b)	493,739	486,437
Athlon Holdings LP, 7.38%, 04/15/21 (a)	118,000	123,900
Atlas Resource Escrow Corp., 9.25%, 08/15/21 (a)	446,000	456,035
BP Capital Markets Plc, 3.25%, 05/06/22	460,000	445,200
Chesapeake Energy Corp., 5.75%, 03/15/23	143,000	147,290
Concho Resources Inc., 5.50%, 04/01/23	518,000	533,540
Continental Resources Inc., 4.50%, 04/15/23	295,000	299,056
DCP Midstream LLC, 5.85%, 05/21/43 (a) (b)	336,000	312,480
DCP Midstream Operating LP
2.50%, 12/01/17	745,000	741,478
3.88%, 03/15/23	403,000	370,532
Ecopetrol SA, 7.38%, 09/18/43	505,000	547,420
Ensco Plc, 4.70%, 03/15/21	340,000	359,181
Enterprise Products Operating LLC, 5.95%, 02/01/41	150,000	162,825
EP Energy LLC
6.88%, 05/01/19	700,000	753,375
9.38%, 05/01/20	450,000	519,188
EPE Holdings LLC, 8.13%, 12/15/17 (a) (j)	247,242	254,041
Fieldwood Energy LLC 1st Lien Term Loan, 2.88%, 04/25/33 (b)	200,000	201,222
Gulfmark Offshore Inc., 6.38%, 03/15/22	500,000	503,750
Halcon Resources Corp.
9.75%, 07/15/20 (a)	113,000	117,661
8.88%, 05/15/21	131,000	132,310
Hornbeck Offshore Services Inc., 5.00%, 03/01/21	404,000	395,920
Kinder Morgan Energy Partners LP, 5.00%, 08/15/42	120,000	110,449
Kinder Morgan Inc., 5.00%, 02/15/21 (a)	160,000	157,407
Linden Term Loan B, 5.00%, 12/01/20 (b)	100,000	100,625

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Magnum Hunter Resources Corp., 9.75%, 05/15/20	500,000	540,000
MarkWest Energy Partners LP
5.50%, 02/15/23	650,000	654,875
4.50%, 07/15/23	186,000	174,375
Memorial Production Partners LP, 7.63%, 05/01/21	100,000	102,750
Penn Virginia Corp., 8.50%, 05/01/20	411,000	441,825
Penn Virginia Resource Partners LP
8.25%, 04/15/18	400,000	424,000
6.50%, 05/15/21 (a)	280,000	289,800
Petrobras Global Finance BV
4.38%, 05/20/23	336,000	298,882
5.63%, 05/20/43	300,000	244,162
Plains Exploration & Production Co.
6.50%, 11/15/20	500,000	551,990
6.88%, 02/15/23	1,200,000	1,338,000
Regency Energy Partners LP, 4.50%, 11/01/23	197,000	179,270
SandRidge Energy Inc., 7.50%, 02/15/23	475,000	482,125
Seadrill Ltd., 5.63%, 09/15/17 (a)	750,000	776,250
Transocean Inc., 6.38%, 12/15/21 (d)	260,000	291,787
Williams Cos. Inc., 3.70%, 01/15/23	91,000	79,304
WPX Energy Inc., 6.00%, 01/15/22	475,000	475,000
		17,945,097
FINANCIALS - 21.1%
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (a)	350,000	423,235
Allstate Corp., 5.75%, 08/15/53 (b)	376,000	378,820
American International Group Inc., 8.25%, 08/15/18	410,000	512,625
American Tower Corp., 3.40%, 02/15/19	513,000	521,980
Bank of America Corp.
8.00% (callable at 100 beginning 01/30/18) (c)	450,000	498,600
8.13% (callable at 100 beginning 05/15/18) (c)	450,000	503,438
3.30%, 01/11/23	497,000	469,554
Bank of America NA, 6.10%, 06/15/17	260,000	293,067
Barclays Bank Plc
7.63%, 11/21/22	250,000	266,250
7.75%, 04/10/23 (b)	235,000	254,975
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (c), EUR	400,000	554,184
8.25% (callable at 100 beginning 12/15/18) (c)	400,000	413,000
BlackRock Inc., 3.38%, 06/01/22	220,000	217,275
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (c)	600,000	561,000
5.95% (callable at 100 beginning 01/30/23) (c)	750,000	694,012
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.63%, 12/01/23	250,000	251,347
5.75%, 12/01/43	292,000	308,486
Credit Suisse AG, 6.50%, 08/08/23 (a)	744,000	791,430
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (c)	490,000	517,562
Deutsche Bank AG, 4.30%, 05/24/28 (b)	300,000	271,182
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (c)	558,000	493,830
Five Corners Funding Trust, 4.42%, 11/15/23 (a)	516,000	507,807
FMR LLC, 4.95%, 02/01/33 (a)	377,000	368,865
Ford Motor Credit Co. LLC
2.38%, 01/16/18	750,000	757,135
5.00%, 05/15/18	470,000	523,298
General Electric Capital Corp.
7.13% (callable at 100 beginning 06/15/22) (c)	700,000	782,250
3.10%, 01/09/23	350,000	331,537
6.75%, 03/15/32	200,000	247,008
Goldman Sachs Group Inc., 6.75%, 10/01/37	225,000	249,598
ING US Inc., 5.65%, 05/15/53 (b)	179,000	174,078
Invesco Finance Plc, 3.13%, 11/30/22	370,000	341,823
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (c)	1,075,000	1,185,187
3.25%, 09/23/22	350,000	334,897
3.38%, 05/01/23	248,000	230,763
MetLife Inc., 4.37%, 09/15/23	187,000	190,596
Morgan Stanley
4.88%, 11/01/22	400,000	408,865
4.10%, 05/22/23	292,000	282,138
MPH Intermediate Holding Co. 2, 8.38%, 08/01/18 (a) (j)	104,000	108,160
Murray Street Investment Trust I, 4.65%, 03/09/17 (f)	480,000	516,728
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (b)	813,000	757,106
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (c)	116,000	103,878
Prologis International Funding II, 4.88%, 02/15/20 (a)	440,000	434,650
Prudential Financial Inc., 5.20%, 03/15/44 (b)	217,000	209,948
Royal Bank of Scotland Group Plc
6.10%, 06/10/23	562,000	565,724
6.00%, 12/19/23	443,000	446,154
Santander UK Plc, 5.00%, 11/07/23 (a)	200,000	200,427
Springleaf Finance Corp. Term Loan, 4.75%, 11/15/16 (b)	320,000	323,360
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23 (a)	480,000	454,393
Thames Water Kemble Finance Plc, 7.75%, 04/01/19, GBP	200,000	361,032
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (c)	1,009,000	1,125,035
3.45%, 02/13/23	298,000	281,295
		21,999,587
HEALTH CARE - 3.3%
Capsugel SA, 7.00%, 05/15/19 (a) (j)	149,000	151,794
Forest Laboratories Inc., 5.00%, 12/15/21 (a)	310,000	311,162
HCA Holdings Inc., 6.25%, 02/15/21	1,000,000	1,046,250
Hospira Inc., 5.80%, 08/12/23	136,000	140,271
IASIS Healthcare LLC, 8.38%, 05/15/19	400,000	424,000
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	300,000	245,797
Novartis Capital Corp., 2.40%, 09/21/22	180,000	164,767
Pfizer Inc., 4.30%, 06/15/43	285,000	266,986
Tenet Healthcare Corp.
6.00%, 10/01/20 (a)	114,000	118,988
8.13%, 04/01/22	137,000	147,618
Thermo Fisher Scientific Inc., 5.30%, 02/01/44	105,000	105,800
Valeant Pharmaceuticals International Inc., 5.63%, 12/01/21 (a)	161,000	161,805
Zoetis Inc., 4.70%, 02/01/43	200,000	186,263
		3,471,501
INDUSTRIALS - 6.5%
Abengoa Finance SAU, 7.75%, 02/01/20 (a)	193,000	198,790
Aircastle Ltd., 4.63%, 12/15/18	210,000	211,575

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (a)	700,000	738,500
Alliant Techsystems Inc., 5.25%, 10/01/21 (a)	123,000	123,308
Bombardier Inc., 6.13%, 01/15/23 (a)	292,000	289,810
Dematic SA, 7.75%, 12/15/20 (a)	227,000	241,187
Deutsche Raststaetten Gruppe IV GmbH, 6.75%, 12/30/20 (a), EUR	500,000	720,526
International Lease Finance Corp.
7.13%, 09/01/18 (a)	500,000	578,750
5.88%, 04/01/19	500,000	532,500
4.63%, 04/15/21	206,000	196,730
Meritor Inc., 6.75%, 06/15/21	409,000	417,180
Monitronics International Inc., 9.13%, 04/01/20	610,000	646,600
Penske Truck Leasing Co. LP, 4.88%, 07/11/22 (a)	500,000	512,210
Pentair Finance SA, 2.65%, 12/01/19	250,000	237,481
United Continental Holdings Inc.
6.00%, 07/15/26	419,000	360,340
6.00%, 07/15/28	452,000	380,810
United Technologies Corp., 4.50%, 06/01/42	200,000	193,502
US Airways Group Inc., 6.13%, 06/01/18	225,000	226,687
		6,806,486
INFORMATION TECHNOLOGY - 0.3%
Fidelity National Information Services Inc., 3.50%, 04/15/23	335,000	304,871

MATERIALS - 9.2%
Agrium Inc., 4.90%, 06/01/43	208,000	191,936
Ardagh Packaging Finance Plc, 9.13%, 10/15/20 (a)	225,000	246,375
Ashland Inc., 6.88%, 05/15/43	365,000	344,925
Barrick Gold Corp.
3.85%, 04/01/22	60,000	53,961
4.10%, 05/01/23	467,000	421,463
Barrick North America Finance LLC, 5.75%, 05/01/43	51,000	45,717
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (a)	456,000	470,820
BOE Intermediate Holding Corp., 9.00%, 11/01/17 (a) (j)	130,687	136,241
Cemex Finance LLC, 9.38%, 10/12/22 (a)	750,000	845,625
Cemex SAB de CV, 6.50%, 12/10/19 (a)	326,000	336,758
Crown Americas LLC, 4.50%, 01/15/23	195,000	182,325
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (a)	650,000	690,625
8.25%, 11/01/19 (a)	650,000	729,625
FMG Resources Pty Ltd. New Term Loan B, 4.25%, 06/30/19 (b)	495,000	501,034
Freeport-McMoRan Copper & Gold Inc., 5.45%, 03/15/43	327,000	311,911
Ineos Finance Plc, 7.50%, 05/01/20 (a)	500,000	548,125
INEOS Group Holdings SA, 6.50%, 08/15/18 (a), EUR	167,000	235,486
Orion Engineered Carbons Finance & Co. SCA, 9.25%, 08/01/19 (a) (j)	238,000	248,710
Rain CII Carbon LLC, 8.25%, 01/15/21 (a)	200,000	204,000
Rock-Tenn Co., 3.50%, 03/01/20	275,000	270,195
Samarco Mineracao SA, 4.13%, 11/01/22 (a)	310,000	279,000
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (a)	500,000	518,750
Styrolution Group GmbH, 7.63%, 05/15/16 (e), EUR	300,000	433,099
TPC Group Inc., 8.75%, 12/15/20 (a)	474,000	503,625
Verso Paper Holdings LLC, 11.75%, 01/15/19	300,000	318,000
Xstrata Finance Canada Ltd., 4.25%, 10/25/22 (a)	542,000	516,021
		9,584,352
TELECOMMUNICATION SERVICES - 5.9%
AT&T Inc., 2.63%, 12/01/22	500,000	450,410
Frontier Communications Corp., 7.13%, 03/15/19	350,000	377,125
Hughes Satellite Systems Corp., 6.50%, 06/15/19	500,000	541,250
Intelsat Jackson Holdings SA, 6.63%, 12/15/22 (a) (j)	250,000	257,500
Lynx II Corp., 6.38%, 04/15/23 (a)	229,000	233,008
Qtel International Finance Ltd., 3.88%, 01/31/28 (a)	506,000	430,100
Sprint Capital Corp.
6.90%, 05/01/19	350,000	382,375
6.88%, 11/15/28	194,000	182,845
Sprint Corp., 7.13%, 06/15/24 (a)	416,000	422,240
Sprint Nextel Corp., 7.00%, 03/01/20 (a)	350,000	390,250
Verizon Communications Inc.
4.50%, 09/15/20	350,000	374,273
5.15%, 09/15/23	500,000	536,000
6.40%, 09/15/33	211,000	242,009
6.55%, 09/15/43	661,000	770,778
Wind Acquisition Finance SA, 11.75%, 07/15/17 (a), EUR	200,000	292,370
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20 (b)	297,000	297,187
		6,179,720
UTILITIES - 4.1%
AES Corp., 7.38%, 07/01/21	600,000	676,500
Calpine Corp., 5.88%, 01/15/24 (a)	54,000	52,785
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (a) (c)	832,000	827,424
Enel SpA, 8.75%, 09/24/73 (a) (b)	395,000	429,510
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	225,000	239,063
FirstEnergy Corp., 4.25%, 03/15/23 (d)	162,000	150,778
GenOn Energy Inc., 9.50%, 10/15/18	250,000	283,125
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	100,000	113,268
Monongahela Power Co., 4.10%, 04/15/24 (a)	235,000	234,487
Oncor Electric Delivery Co. LLC, 4.10%, 06/01/22	275,000	275,841
Puget Energy Inc., 6.00%, 09/01/21	610,000	681,288
Southern Water Greensands Financing Plc, 8.50%, 04/15/19, GBP	175,000	321,977
		4,286,046
Total Corporate Bonds and Notes (cost $86,544,071)		86,259,461

GOVERNMENT AND AGENCY OBLIGATIONS - 6.3%
GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62	320,000	272,602

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 6.0%
Federal Home Loan Mortgage Corp. - 2.2%
Federal Home Loan Mortgage Corp.
3.00%, 01/15/29, TBA (g)	480,000	488,888
5.50%, 08/01/40	510,922	556,841
4.00%, 11/01/40	572,029	588,029
3.00%, 03/01/43	720,588	683,519
		2,317,277
Federal National Mortgage Association - 3.0%
Federal National Mortgage Association
3.50%, 02/15/29 - 02/15/44, TBA (g)	1,115,000	1,129,684

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
3.00%, 01/01/43 - 08/01/43	409,165	388,941
4.50%, 02/15/44, TBA (g)	1,043,000	1,101,710
5.00%, 02/15/44, TBA (g)	513,000	555,523
		3,175,858
Government National Mortgage Association - 0.8%
Government National Mortgage Association
3.50%, 06/20/43	444,928	449,545
4.00%, 01/15/44, TBA (g)	369,000	383,659
		833,204
Total Government and Agency Obligations (cost $6,747,852)		6,598,941

PREFERRED STOCKS - 1.9%
ENERGY - 0.3%
NuStar Logistics LP, 7.63%	13,000	331,110

FINANCIALS - 1.6%
Allstate Corp., 5.10%, 01/15/53	8,000	192,880
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (c)	21,000	468,090
PNC Financial Services Group Inc. - Series P, 6.13%, (callable at 25 beginning 05/01/22) (c)	15,000	378,750
Wells Fargo & Co., 5.85%, (callable at 25 beginning 09/15/23) (c)	24,000	565,680
		1,605,400
Total Preferred Stocks (cost $2,059,500)		1,936,510

INVESTMENT COMPANIES - 0.0%
PIMCO Dynamic Credit Income Fund	1,500	33,720
Total Investment Companies (cost $33,105)		33,720

SHORT TERM INVESTMENTS - 4.7%
Investment Company - 4.7%
JNL Money Market Fund, 0.01% (h) (i)	4,871,491	4,871,491
Total Short Term Investments (cost $4,871,491)		4,871,491

Total Investments - 100.4% (cost $105,543,025)		104,851,536
Other Assets and Liabilities, Net - (0.4%)		(399,232)
Total Net Assets - 100.0%		$104,452,304

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)

Rule 144A or Section 4(2) of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Company’s Board of Managers. As of December 31, 2013, the value of these securities was $27,101,246.

(b)	Variable rate security. Rate stated was in effect as of December 31, 2013.
(c)	Perpetual security.
(d)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(e)

Rule 144A or Section 4(2) of the Securities Act of 1933 security which is restricted to resale to institutional investors. The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Company’s Board of Managers. See Restricted Securities in the Notes to Schedules of Investments.

(f)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of December 31, 2013.
(g)	All or a portion of the investment was purchased on a delayed delivery basis. As of December 31, 2013, the total cost of investments purchased on a delayed delivery basis was $3,676,368.
(h)	Investment in affiliate.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2013.
(j)	Pay-in-kind security. The interest coupon earned by the security may be paid in cash or additional par.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC

Notes to Schedules of Investments

December 31, 2013

Currencies:

EUR - European Currency Unit (Euro)

GBP - British Pound

Abbreviations:

ABS - Asset Backed Security

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Act of 1933, as amended.  The following table details a 144A security that has not been deemed liquid, held at December 31, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Styrolution Group GmbH, 7.63%, 05/15/16	12/05/2012	$398,417	$433,099	0.4%

Schedule of Open Futures Contracts

	Expiration	Contracts Long/(Short)	Unrealized Appreciation/ Depreciation
U.S. Treasury Bond Future, 20-Year	March 2014	(13)	$27,264
U.S. Treasury Note Future, 5-Year	March 2014	(11)	16,759
U.S. Treasury Note Future, 10-Year	March 2014	(79)	174,807
Ultra Long Term U.S. Treasury Bond Future, 30-Year	March 2014	5	(10,530)
			$208,300

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC

Statements of Assets and Liabilities

December 31, 2013

JNL/PPM America Strategic Income Fund
Assets
Investments - unaffiliated, at value (a)	$99,980,045
Investments - affiliated, at value (b)	4,871,491
Total investments, at value (c)	104,851,536
Cash	110,139
Foreign currency (d)	492,536
Receivable for investments sold	3,140,967
Receivable for dividends and interest	1,260,471
Receivable for variation margin	20,704
Receivable for deposits with brokers	159,039
Total assets	110,035,392
Liabilities
Payable for advisory fees	53,059
Payable for administrative fees	13,265
Payable for investment securities purchased	5,511,724
Payable for manager fees	794
Payable for other expenses	183
Payable for variation margin	4,063
Total liabilities	5,583,088
Net assets	$104,452,304
Net assets consist of:
Paid-in capital	$104,932,524
Net unrealized depreciation on investments and foreign currency	(480,220)
$104,452,304
Class A
Net assets	$104,452,304
Shares outstanding (no par value), unlimited shares authorized	10,000,000
Net asset value per share	$10.45

(a) Investments - unaffiliated, at cost	$100,671,534
(b) Investments - affiliated, at cost	4,871,491
(c) Total investments, at cost	$105,543,025
(d) Foreign currency, at cost	$490,384

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC

Statements of Operations

For the Year Ended December 31, 2013

JNL/PPM America Strategic Income Fund
Investment income
Dividends (a)	$119,676
Interest	4,598,177
Total investment income	4,717,853

Expenses
Advisory fees	610,912
Administrative fees	152,728
Legal fees	470
Manager fees	1,481
Other expenses	1,623
Total expenses	767,214
Net investment income	3,950,639

Realized and unrealized gain (loss)
Net realized gain on:
Unaffiliated investments	299,248
Foreign currency related items	25,812
Future contracts	443,100
Net change in unrealized appreciation (depreciation) on:
Investments	(920,038)
Foreign currency related items	2,326
Futures contracts	151,438
Net realized and unrealized loss	1,886
Net increase in net assets from operations	$3,952,525

(a) Income from affiliated investments	$480

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC

Statements of Changes in Net Assets

	JNL/PPM America Strategic Income Fund
	For the year ended December 31, 2013		For the period ended December 31, 2012 (a)
Operations
Net investment income	$3,950,639		$182,971
Net realized gain	768,160		30,754
Net change in unrealized appreciation (depreciation)	(766,274)		286,054
Net increase in net assets from operations	3,952,525		499,779
Share transactions(1)
Proceeds from the sale of shares
Class A	—		100,000,000
Net increase in net assets from share transactions	—		100,000,000
Net increase net assets	3,952,525		100,499,779
Net assets beginning of period	100,499,779		—
Net assets end of period	$104,452,304		$100,499,779
(1) Share transactions
Shares sold
Class A	—		10,000,000
Net increase
Class A	—		10,000,000
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$148,560,784	(b)	$113,969,138	(c)
Proceeds from sales of securities	144,261,909	(b)	17,680,813	(c)

(a) Commenced operations on December 3, 2012.

(b) Amounts include $56,773,446 and $61,988,028 of purchases and sales, respectively, of U.S. Government Securities.

(c) Amounts include $22,346,370 and $10,401,221 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data				Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(c)		Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Strategic Income Fund
Class A
12/31/2013	$10.05	$0.40	$0.00	$0.40	$—	$—	$10.45	3.98%	$104,452	99	%(d)	0.75%	3.88%
12/31/2012*	10.00	0.02	0.03	0.05	—	—	10.05	0.50	100,500	7	(d)	0.76	2.38

* Commenced operations on December 3, 2012.

(a)         Calculated using the average shares method.

(b)         Annualized for periods less than one year.

(c)          Not annualized for periods less than one year.

(d)         Portfolio turnover including dollar roll transaction was 18% and 146% in 2012 and 2013, respectively.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC

Notes to Financial Statements

December 31, 2013

NOTE 1. ORGANIZATION

The JNL Strategic Income Fund LLC (“JNL Strategic Fund” or “Company”) is a limited liability company organized under the laws of Delaware by an operating agreement dated July 6, 2012. The JNL Strategic Fund is organized as a series fund structure.  JNL/PPM America Strategic Income Fund (“Fund”) is the sole series of JNL Strategic Fund.  The Fund is registered with the U.S. Securities and Exchange Commission (“SEC”) as a diversified fund under the Investment Company Act of 1940, as amended (“1940 Act”).

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to the Fund.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  The Adviser has selected PPM America, Inc. as Sub-Adviser with responsibility for the professional investment supervision and management of the Fund. PPM America, Inc. is an affiliate of JNAM.

As of December 31, 2013, the Fund offered one class of shares, Class A, which are not currently offered to retail investors.  As of December 31, 2013, The Prudential Assurance Company Limited, a wholly owned subsidiary of Prudential plc, owned 10,000,000 shares, which is 100% of the outstanding shares of beneficial interest in the Fund.  The Prudential Assurance Company Limited is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”):

Security Valuation - Under the Company’s valuation policy and procedures, the Company’s Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Company and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of the Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or widely used quotation system.  Futures contracts traded on an exchange are valued at the exchange’s settlement price which reflects fair value.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

JNL Strategic Income Fund LLC

Notes to Financial Statements

December 31, 2013

Distributions to Shareholders - No distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in-capital on a semi-annual basis.

Security Transactions, Investment Income and Expenses - Security transactions are recorded on the trade date for financial reporting purposes.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis. Expenses are recorded on an accrual basis.

Foreign Currency Translations - The accounting records of the Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Company may enter into contracts with service providers that contain a variety of representations which provide general indemnifications for certain liabilities.  Under the Company’s organizational documents, its officers and managers are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  The Fund’s maximum exposure under these arrangements is unknown.  However, since its commencement of operations, the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Strategic Income Fund LLC

Notes to Financial Statements

December 31, 2013

The following table summarizes the Fund’s investments in securities and other financial instruments as of December 31, 2013 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency ABS	$—	$5,151,413	$—	$5,151,413
Corporate Bonds and Notes	—	86,259,461	—	86,259,461
Government and Agency Obligations	—	6,598,941	—	6,598,941
Preferred Stocks	1,936,510	—	—	1,936,510
Investment Companies	33,720	—	—	33,720
Short Term Investments	4,871,491	—	—	4,871,491
Fund Total	$6,841,721	$98,009,815	$—	$104,851,536

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$218,830	$—	$—	$218,830

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$(10,530)	$—	$—	$(10,530)

(1) Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

The Fund recognizes transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 for the period.  There were no Level 3 valuations for which significant unobservable valuation inputs were developed at December 31, 2013.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

U.S. Government Agencies or Government Sponsored Enterprises - The Fund may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - The Fund may own certain investment securities, which are unregistered and thus restricted to resale.  These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, as amended, the Fund has the right to include those securities in such registration generally without cost to the Fund.  The Fund has no right to require registration of unregistered securities.

Delayed-Delivery Securities - The Fund may purchase or sell securities on a delayed delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.

JNL Strategic Income Fund LLC

Notes to Financial Statements

December 31, 2013

When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.  When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, the Fund may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions - The Fund may sell mortgage-backed or treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  The Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which the Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, the Fund forgoes interest and principal paid on the mortgage-backed securities.  The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  The Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

In a mortgage-backed or treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.  For the year ended December 31, 2013, the Fund did not transact in treasury transactions characterized as secured borrowing transactions.

Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

NOTE 5. CUSTOMER ACCOUNT AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be exchanged by the Fund and a counterparty or segregated at the custodian.  U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used.  Securities held by the Fund that are used as collateral are identified as such within the Schedules of Investments.

Customer Account Agreements - Customer Account Agreements and related addendums govern cleared derivative transactions such as futures contracts.  Futures contracts require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments are known as the “variation margin”.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account.

NOTE 6.  FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” - This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure may be categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for futures held by the Fund are discussed in the following paragraph.

Futures Contracts - During the year, the Fund entered into futures contracts to manage exposure to or hedge changes in interest rate, and to replicate treasury bond positions.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk is reduced to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At December 31, 2013, variation margin related to futures contracts is reflected as receivable or payable for variation margin in the Statement of Assets and Liabilities.  During the year ended December 31, 2013, realized gains and change in unrealized appreciation in futures contracts is reflected for such investments in the Statement of Operations.  Net exposure to the Fund for futures contracts is the variation margin receivable or payable in addition to any collateral pledged for the initial margin on the futures contracts.  At December 31, 2013, the Fund had $159,039 cash pledged as collateral for futures contracts.  The futures contracts outstanding as of December 31, 2013, as disclosed in the Notes to the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Statement of Operations serve as indicators

JNL Strategic Income Fund LLC

Notes to Financial Statements

December 31, 2013

of the volume of activity for the Fund.  For the year ended December 31, 2013, the average monthly notional value at purchase of futures in the Fund was $12,253,997.

NOTE 7.  INVESTMENT RISKS AND REGULATORY MATTERS

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies, and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S. governments or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Market, Credit and Counterparty Risk - In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.  Financial assets, which potentially expose the Fund to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administration Fee - The JNL Strategic Fund has an investment advisory and management agreement and administration agreement with JNAM.  Subject to the oversight of the Fund’s Board, JNAM is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund.

Pursuant to the Investment Advisory Agreement, JNAM receives an annual fee, accrued daily and payable monthly, based on a specified percentage of the average daily net assets of the Fund.  For investment advisory services, the Fund is obligated to pay JNAM 0.60% for net assets up to $1 billion and 0.55% for net assets over $1 billion.

Pursuant to the Administration Agreement, JNAM receives an annual fee, accrued daily and payable monthly, at an annual rate of 0.15% of the average daily net assets of the Fund.  The fee is effective upon the Fund’s commencement of operations.  In return for the fee paid under the Administration Agreement, JNAM provides or procures all necessary administrative functions and services for the operation of the Fund.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer services, and all other services necessary for the operation of the Fund.  The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other extraordinary expenses.  The Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

Distribution Agreement - The JNL Strategic Fund has a Distribution Agreement, under the provisions of Rule 12b-1 under the 1940 Act, with Jackson National Life Distributors LLC (“Distributor” or “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund’s shares.  Under the Rule 12b-1 fee plan, the Fund can accrue a Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets of the Fund.  The Distributor does not charge the Fund a 12b-1 fee and no fee was accrued by the Fund as the Distributor did not engage in activities supported by the 12b-1 fee.

Other Service Providers - JPMorgan Chase Bank, N.A. acts as custodian for the Fund.

Deferred Compensation Plan - The Fund adopted a Deferred Compensation Plan whereby disinterested Managers may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Fund, are treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Manager.  These amounts represent general, unsecured liabilities of the Fund and vary according to the total return of the Fund.  Liabilities related to deferred balances are included in payable for manager fees in the Statement of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in manager fees set forth in the Statement of Operations.

Investments in Affiliates - During the year ended December 31, 2013, JNL/PPM America Strategic Income Fund invested in a money market fund, which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Fund and its affiliates and is not available for direct purchase by members of the public.  JNL/PPM America Strategic Income Fund’s investment in JNL Money Market Fund on December 31, 2012 and

JNL Strategic Income Fund LLC

Notes to Financial Statements

December 31, 2013

December 31, 2013 was $7,381,180 and $4,871,491, respectively.  During the year ended December 31, 2013, dividend income received from this investment was $480 and there was no realized gain or loss relating to transactions in this investment.

NOTE 9.  INCOME TAX MATTERS

Under the 1940 Act, the assets of the Fund will not be chargeable with liabilities of any other future series of JNL Strategic Fund.  Until JNL Strategic Fund organizes a new series, it and the Fund will be treated as a single entity for federal tax purposes.  Moreover, so long as that entity is a limited liability company (with a sole series) whose interest are held only by The Prudential Assurance Company Limited (“Sole Member”), it will be disregarded as an entity separate from the latter for those purposes.  JNL Strategic Fund expects that substantially all of the Fund’s income will qualify as portfolio interest or capital gains, neither of which will be subject to federal income or withholding tax if its Sole Member is a non-U.S. person that is not otherwise engaged in the conduct of a trade or business in the United States of America.

Uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  The accounting for uncertainty in income taxes is recognized in a company’s financial statements and requires companies to determine whether it is “more likely than not” that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements.  Tax accounting provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties.  Management is required to evaluate the tax positions.  Management completed an evaluation of the Fund’s tax positions and based on that evaluation, determined that no significant uncertain tax position would be required to be recognized in the financial statements.  Furthermore, management is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTE 10.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers of

JNL Strategic Income Fund LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of JNL/PPM America Strategic Income Fund (the “Fund”), the sole series of JNL Strategic Income Fund LLC, as of December 31, 2013 and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and period from December 3, 2012 (commencement of operations) through December 31, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2013, the results of its operations, changes in its net assets and the financial highlights for the year and period indicated above, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois

February 28, 2014

JNL Strategic Income Fund LLC

Additional Disclosures

December 31, 2013

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services and other operating expenses.  Operating expenses such as these are deducted from the Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare the Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2013	Ending Account Value period 12/31/2013	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2013	Ending Account Value period 12/31/2013	Annualized Expense Ratios	Expenses Paid During Period
JNL/PPM America Strategic Income Fund
Class A	$1,000.00	$1,051.30	0.75%	$3.88	$1,000.00	$1,021,41	0.75%	$3.82

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Fund will file a complete schedule of portfolio holdings with the SEC for each quarter of the fiscal year on Form N-Q.  The Fund’s Form N-Q will be available on the SEC’s website at www.sec.gov.  The Form N-Q will be available for review and copy at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It will also be available upon request from the registrant by calling the Fund toll-free at 1-866-255-1935.

Proxy Voting Guidelines.  JNAM, the Funds’ adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds.  A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013, are available (1) without charge, upon request by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com; and (3) on the SEC’s website at www.sec.gov.

MANAGERS AND OFFICERS OF JNL STRATEGIC INCOME FUND LLC (“FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUNDS (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Interested Manager
Mark D. Nerud (47)(1) 1 Corporate Way Lansing, MI 48951	Manager (2) (08/2012 to present) President and Chief Executive Officer (08/2012 to present)	108

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Executive Officer of the Adviser (01/2010 to present); President of the Adviser (01/2007 to present); Managing Board Member of Curian Capital, LLC (01/2011 to present) and Curian Clearing LLC (01/2011 to present); Managing Board Member of the Adviser (11/2000 to 11/2003) (01/2007 to 12/2010); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); Vice President — Fund Accounting & Administration of Jackson National Life Insurance Company (01/2000 to 12/2009)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:  None

Disinterested Managers
Michael Bouchard (57) 1 Corporate Way Lansing, MI 48951	Manager(2) (08/2012 to present)	108

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Sheriff, Oakland County, Michigan (01/1999 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:  None

Ellen Carnahan (58) 1 Corporate Way Lansing, MI 48951	Manager (2) (12/2013 to present)	108

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Principal, Machrie Enterprises LLC (07/07 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Director, Integrys Energy Group (05/2003 to present); Governance Committee Member and Chair, Integrys Energy Group (05/2010 to 05/2013); Finance Committee Member, Integrys Energy Group (05/2003 to 2012); Audit Committee Member, Integrys Energy Group (12/2003 to present); Environmental Committee Member, Integrys Energy Group (05/2013 to present)

William J. Crowley, Jr. (68) 1 Corporate Way Lansing, MI 48951	Manager (2), (5) (08/2012 to present)	108

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Director of Alpha Natural Resources (07/2009 to present); Director of Foundation Coal Holdings, Inc. (from 12/2004 until 07/2009 when the company was acquired); Director of Provident Bankshares Corporation (from 05/2003 until 05/2009 when the company was acquired)

MANAGERS AND OFFICERS OF JNL STRATEGIC INCOME FUND LLC (“FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUNDS (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Disinterested Managers
Dominic D’Annunzio (75) 1 Corporate Way Lansing, MI 48951	Manager (2) (08/2012 to 12/2013)(4)	108

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Acting Commissioner of Insurance for the State of Michigan (01/1990 to 05/1990) and (08/1997 to 05/1998)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS:  None

Michelle Engler (55) 1 Corporate Way Lansing, MI 48951	Chair of the Board (3), (5) (08/2012 to 12/2013) Manager (2) (08/2012 to present)	108

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Attorney (1983 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Director of Federal Home Loan Mortgage Corporation (2001 to 09/2008)

John Gillespie (60) 1 Corporate Way Lansing, MI 48951	Manager (2) (12/2013 to present)	108

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Investor, Business Writer and Advisor (2006 to present); Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2013 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:  None

James Henry, Ph.D. (75) 1 Corporate Way Lansing, MI 48951	Manager (2) (08/2012 to 12/2013)(4)	108

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to 07/2009)

OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS:  None

Richard McLellan (71) 1 Corporate Way Lansing, MI 48951	Manager (2) (08/2012 to present)	108

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Attorney (2010 to present); Adjunct Associate Professor, Michigan State University (2008 to present); Senior Counsel, Dykema Gossett PLLC (2007 to 2009)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Member of the Board of Directors of ITC Holdings Corp. (11/2007 to 08/2012)

MANAGERS AND OFFICERS OF JNL STRATEGIC INCOME FUND LLC (“FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUNDS (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Disinterested Managers
William R. Rybak (62) 1 Corporate Way Lansing, MI 48951	Manager (2) (08/2012 to present)	108

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Member of the Board of Directors of Christian Brothers Investments, Inc. (2010 to present); Member of the Board of Trustees of Lewis University (10/2012 to present), Chairman of the Board of Trustees of Lewis University (1982 — 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to 03/2011); Member of the Boards of each of the Calamos Mutual Funds (2002 to present); Member of the Board of Directors of The PrivateBancorp (2003 to present)

Edward Wood (57) 1 Corporate Way Lansing, MI 48951	Manager (2) (12/2013 to present)	108

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Operating Officer, McDonnell Investment Management, LLC (08/2010 to present); Managing Director, Morgan Stanley Investment Management (06/2010 to 01/2011); President & Principal Executive Officer of the Van Kampen Funds, Van Kampen/Morgan Stanley (12/2008 to 05/2010; Chief Administrative Officer, Van Kampen Investments (01/2008 to 05/2010); Chief Operating Officer, Van Kampen Funds Inc. (01/2008 to 05/2010)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:  None

Patricia A. Woodworth (58) 1 Corporate Way Lansing, MI 48951	Manager (2) (08/2012 to present)	108

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:  None

Officers
Danielle A. Bergandine (33) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (08/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Compliance Analyst of the Adviser (06/2009 to present); Anti-Money Laundering Officer of other Investment Companies advised by Curian Capital, LLC (10/2011 to present)

MANAGERS AND OFFICERS OF JNL STRATEGIC INCOME FUND LLC (“FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUNDS (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Officers
Karen J. Buiter (48) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (08/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President — Financial Reporting of the Adviser (07/2011 to present); Assistant Vice President — Financial Reporting of the Adviser (04/2008 to 06/2011); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Assistant Treasurer of other Investment Companies advised by Curian Capital, LLC (11/2010 to present)

Kelly L. Crosser (41) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (08/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (09/2007 to present); Assistant Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (04/2007 to 12/2013); Manager, Jackson National Life Insurance Company (12/2013 to present)

Steven J. Fredricks (43) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (08/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (01/2005 to present); Chief Compliance Officer of other Investment Companies advised by Curian Capital, LLC (10/2011 to 05/2012)

William Harding (39) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of the Adviser (10/2012 to present); Vice President of other Investment Companies advised by the Adviser (11/2012 to present); Head of Manager Research, Morningstar Associates (08/2011 to 10/2012); Director of Research, Morningstar Investment Services (01/2007 to 08/2011)

Daniel W. Koors (43) 1 Corporate Way Lansing, MI 48951	Vice President (08/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President of the Adviser (01/2009 to present) and Chief Operating Officer of the Adviser (04/2011 to present); Chief Financial Officer of the Adviser (01/2007 to 04/2011); Treasurer and Chief Financial Officer of the Trust (12/2006 to 11/2011); Treasurer and Chief Financial Officer (Principal Financial Officer) of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Vice President of the Adviser (01/2007 to 12/2008); Vice President of other Investment Companies advised by the Adviser (12/2006 to present); Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to 11/2011)

MANAGERS AND OFFICERS OF JNL STRATEGIC INCOME FUND LLC (“FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUNDS (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Officers
Kristen K. Leeman (38) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (08/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (06/2012 to present); Senior Paralegal of Jackson National Life Insurance Company (03/2006 to present)

Gerard A. M. Oprins (54) 1 Corporate Way Lansing, MI 48951	Vice President (08/2012 to present) Treasurer and Chief Financial Officer (08/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and Chief Financial Officer of the Adviser (04/2011 to present); Vice President of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (03/2012 to present); Business Consultant (2009 to 3/2011)

Michael Piszczek (56) 1 Corporate Way Lansing, MI 48951	Vice President (08/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President — Tax of the Adviser (07/2011 to present); Assistant Vice President — Tax of the Adviser (11/2007 to 6/2011); Vice President of other Investment Companies advised by the Adviser (11/2007 to present); Vice President of other Investment Companies advised by Curian Capital, LLC (11/2010 to present)

Susan S. Rhee (42) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (08/2012 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and General Counsel of the Adviser (01/2010 to present); Chief Legal Officer (07/2004 to 12/2009) and Secretary (11/2000 to present) of the Adviser; Vice President, Counsel (Chief Legal Officer) and Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (02/2004 to present)

(1)	Mr. Nerud is an “interested person” of the Fund due to his position with Jackson National Asset Management, LLC, the Adviser.
(2)	The interested and disinterested Managers are elected to serve for an indefinite term.
(3)

Beginning January 1, 2011, the Chairperson shall serve as Chairperson for no more than three consecutive years and may not be re-elected as Chairperson until at least one year has elapsed since the end of the Chairperson’s term.

(4)	Managers D’Annunzio and Henry retired from service on the Board as of December 31, 2013.
(5)	Manager Engler’s tenure as Chairperson ended as of December 31, 2013. Manager Crowley was elected as Chairperson effective January 1, 2014.

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-392-2909, or by writing JNL Strategic Income Fund LLC, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.

MANAGERS AND OFFICERS OF JNL STRATEGIC INCOME FUND LLC (“FUND”)

The interested Manager and the Officers of the Fund (other than the Chief Compliance Officer, as described below) or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers.  The following persons, who are disinterested Managers of the Fund, and the Fund’s Chief Compliance Officer, received from the Fund the compensation amounts indicated for the services as such for the twelve-month period ended December 31, 2013:

MANAGER	AGGREGATE COMPENSATION FROM THE JNL STRATEGIC INCOME FUND(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM JNL STRATEGIC INCOME FUND AND FUND COMPLEX
Michael Bouchard	$161	$0	$0	$190,000	(4)
Ellen Carnahan(11)	$18	$0	$0	$21,793	(5)
William J. Crowley, Jr.	$178	$0	$0	$210,000	(6)
Dominic D’Annunzio(12)	$161	$0	$0	$190,000	(7)
Michelle Engler (3)	$203	$0	$0	$240,000
John Gillespie(11)	$18	$0	$0	$21,793
James Henry(12)	$165	$0	$0	$195,000	(8)
Richard McLellan	$159	$0	$0	$187,500
William R. Rybak	$173	$0	$0	$205,000
Edward Wood(11)	$18	$0	$0	$21,793	(9)
Patricia Woodworth	$161	$0	$0	$190,000	(10)
Steven J. Fredricks (2)	$306	$0	$0	$361,800

(1)         The fees paid to the independent Managers are paid for combined service on the Boards of the Fund, JNL Investors Series Trust, JNL Variable Fund LLC and JNL Series Trust (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Managers are $1,672,880.

(2)         Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex.  The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

(3)         Ms. Engler was an ex officio member of the Governance Committee until December 31, 2013.  Therefore, she did not receive any compensation as a member of the Governance Committee.

(4)         Amount includes $2,375 deferred by Mr. Bouchard.

(5)         Amount includes $10,897 deferred by Ms. Carnahan.

(6)         Amount includes  $177,488 deferred by Mr. Crowley.

(7)         Amount includes $95,000 deferred by Mr. D’Annunzio.

(8)         Amount includes $175,500 deferred by Mr. Henry.

(9)         Amount includes $21,793 deferred by Mr. Wood.

(10)  Amount includes $95,000 deferred by Ms. Woodworth.

(11)  Ms. Carnahan, Mr. Gillespie and Mr. Wood were elected as independent Managers of the Board effective December 1, 2013.

(12)  Messrs. D’Annunzio and Henry retired from service from the Board of the Fund Complex effective December 31, 2013.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There were no substantive amendments or any waivers to this code of ethics during the period covered by this report.  A copy of this code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3.  Audit Committee Financial Expert.

The registrant has named William J. Crowley, Jr. as an Audit Committee financial expert serving on its Audit Committee.  William J. Crowley, Jr. is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4.  Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Managers as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2012 and December 31, 2013.  The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2012	$19,740	$0	$2,200	$0
2013	$14,558	$0	$0	$0

The above Tax Fees for 2012 and 2013 are the aggregate fees billed for professional services by KPMG to the registrant for tax compliance, tax advice, and tax return review.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2012	$109,084	$0	$0
2013	$113,804	$0	$0

The above Audit-Related Fees are the aggregate fees billed to Adviser Entities for the performance of an internal control review pursuant to Statement on Standards for Attestation Engagements No. 16 of the registrant’s adviser and administrator.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditor’s independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2012 was $111,284.  As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2013 was $113,804.

(h) For the fiscal years ended December 31, 2012 and December 31, 2013, the Audit Committee of the registrant’s Board of Managers considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

(a)                                 Included as a part of the report to shareholders filed under Item 1.

b)                                     Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)              (1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)              The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Strategic Income Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 6, 2014

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	March 6, 2014

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.